4. NOTES PAYABLE (Narrative) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Notes Payable Narrative
Notes payable issued	$ 97,500	$ 268,270
Interest rate		8.00%
Original issue discount	$ 22,500
Due date of note	Oct. 03, 2013